Segment Information Level 4 (Details) - Total Assets by Segment (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	$ 2,866	$ 3,337
EPCD [Member]
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	1,539	1,706
FPD [Member]
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	818	760
Corporate and Other [Member]
Total Assets by Segment [Line Items]
Total Assets by Segment [Table Text Block]	$ 509	$ 871